Acquisitions and Divestitures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of assets acquired and liabilities assumed

(Dollars in thousands)
Cash paid at closing, including working capital estimates	$58,140
Fair value of previously held interest	22,183
Fair value of non-controlling interest	24,778
Purchase price	$105,101

Allocated to:
Current assets	$19,708
Property and equipment, net	1,927
Intangible assets –Customer relationships	14,226
Intangible assets – Development technology	18,603
Intangible assets – Trademark and trade name	14,496
Goodwill	58,643
Other assets	2,775
Current liabilities	(16,894)
Other liabilities	(8,383)
Fair value of assets acquired, less liabilities assumed	$105,101

The table below reflects the Company’s final purchase price allocations of the acquisition date fair values of the assets acquired and liabilities assumed for the 2021 Acquisitions (in thousands):

	Solectrac	US Hybrid	Timios	WAVE
Purchase Price
Cash paid at closing, including working capital estimates	$18,025	$30,139	$46,576	$15,000
Fair value of previously held interest	5,287	—
Fair value of common stock	—	20,877	—	28,616
Fair value of contingent consideration	1,640	—	—	11,418
Total purchase consideration	$24,952	$51,016	$46,576	$55,034

Purchase Price Allocation
Assets acquired
Current assets	2,700	3,793	7,292	2,820
Property, plant and equipment	30	5	429	—
Other assets	45	52	48	—
Intangible assets – tradename	4,210	1,740	8,426	12,630
Intangible assets – lender relationships	—	—	16,600	—
Intangible assets - technology	2,350	5,110
Intangible assets – patents	—	—	—	13,000
Intangible assets - non-compete	—	520	—	—
Intangible assets – licenses	—	—	1,000	—
Indefinite lived title plant	—	—	500	—
Goodwill	17,714	42,218	21,824	35,689
Total assets acquired	27,049	53,438	56,119	64,139

Liabilities assumed:
Current liabilities	(509)	(1,602)	(4,306)	(4,578)
Deferred tax liability	(1,588)	(820)	(5,237)	(4,527)
Total liabilities assumed	(2,097)	(2,422)	(9,543)	(9,105)

Net assets acquired	$24,952	$51,016	$46,576	$55,034

The table below reflects the Company’s estimates of the acquisition date fair values of the assets acquired and liabilities assumed for the 2021 Acquisitions (in thousands):

	Solectrac	US Hybrid	Timios	WAVE
Purchase Price
Cash paid at closing, including working capital estimates	$18,025	$30,139	$46,576	$15,000
Fair value of previously held interest	5,287	—
Fair value of common stock	—	20,877	—	28,616
Fair value of contingent consideration	1,640	—	—	11,418
Total purchase consideration	24,952	51,016	46,576	55,034

Purchase Price Allocation
Assets acquired
Current assets	2,700	3,793	7,292	2,820
Property, plant and equipment	30	5	429	—
Other assets	45	52	48	—
Intangible assets – tradename	4,210	1,740	8,426	12,630
Intangible assets – lender relationships	—	—	16,600	—
Intangible assets - technology	2,350	5,110
Intangible assets – patents	—	—	—	13,000
Intangible assets - non-compete	—	520	—	—
Intangible assets – licenses	—	—	1,000	—
Indefinite lived title plant	—	—	500	—
Goodwill	17,714	42,218	21,824	35,689
Total assets acquired	27,049	53,438	56,119	64,139

Liabilities assumed:
Current liabilities	(509)	(1,602)	(4,306)	(4,578)
Deferred tax liability	(1,588)	(820)	(5,237)	(4,527)
Total liabilities assumed	(2,097)	(2,422)	(9,543)	(9,105)
Net assets acquired	$24,952	$51,016	$46,576	$55,034

The useful lives of the intangible assets acquired is as follows:

	Solectrac	US Hybrid	Timios	WAVE
Intangible assets – tradename	6	7	15	15
Intangible assets – lender relationships	—	—	7	—
Intangible assets – technology	10	13	—	—
Intangible assets – patents	—	—	—	14
Intangible assets - non-compete	—	5	—	—
Intangible assets – licenses	—	—	15	—
Weighted average useful life	7.4	11	10	14.5

The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed, as well as the fair value of the non-controlling interest in Tree Technologies recognized. The Company has completed the fair value analysis of the assets acquired, liabilities assumed, the noncontrolling interest, and the contingent consideration, and therefore the adjustments are incorporated in the table below (in thousands):

Land use rights	$27,140
Accounts payable	(743)
Noncontrolling interest	(15,452)
Goodwill	468
Marketing and distribution agreement	12,590
Total	$24,003

The following table summarizes the acquisition-date fair value of assets acquired and liabilities assumed, as well as the fair value of the non-controlling interest in DBOT recognized (in thousands):

Cash	$247
Other financial assets	1,686
Financial liabilities	(4,411)
Noncontrolling interest	(105)
Goodwill	9,324
Intangible asset – continuing membership agreement	8,255
Intangible asset – customer list	59
Total	$15,055

Schedule of useful lives of the intangible assets acquired

The useful lives of the intangible assets acquired is as follows:

Energica
Intangible assets – customer relationships	13.0
Intangible assets – development technology	8.0
Intangible assets – trademark and tradename	25.0
Weighted average	14.7

The table below represents the useful lives for the remaining intangibles assets related to the 2021 Acquisitions:

Timios
Intangible assets – tradename	15
Intangible assets – lender relationships	7
Intangible assets – licenses	15
Weighted average useful life	10

Schedule of estimated amortization expense related to intangible assets

The estimated amortization expense related to these intangible assets for each of the years subsequent to June 30, 2022 is as follows (amounts in thousands):

2022 remaining	$1,847
2023	3,694
2024	3,694
2025	3,694
2026	3,694
2027 and beyond	26,954
Total	$43,577

The estimated amortization expense adjusted for the impairment related to the remaining intangible assets for each of the years subsequent to June 30, 2022 is as follows (amounts in thousands):

2022 remaining	$466
2023	932
2024	933
2025	933
2026	933
2026 and beyond	5,296
Total	$9,493

The following table summarizes the expected amortization expense for the following years (in thousands):

Amortization to be
Years ending June 30,	recognized
(excluding the three months ended March 31, 2022)	$3,180
2023	6,347
2024	6,202
2025	5,500
2026	5,546
2026 and thereafter	57,067
Total	$83,842

Excluding the impact of any impairments, the estimated amortization expense related to these intangible assets for each of the years subsequent to December 31, 2021 is as follows (amounts in thousands):

2022 remaining	$6,511
2023	6,511
2024	6,511
2025	6,511
2026	6,511
2027 and beyond	27,473
Total	$60,028

The following table summarizes future expected amortization expense (in thousands):

Amortization to be
Years ending December 31,	recognized
2022	$4,199
2023	4,183
2024	3,918
2025	3,454
2026	3,404
2027 and thereafter	22,857
Total	$42,015

Summary of unaudited pro forma financial information

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
(Amounts in thousands, except per share and share data)

Total revenue	$34,202	$31,853	$59,593	$66,289

Net loss attributable to IDEX common shareholders	(36,565)	(8,135)	(66,706)	(20,145)

Earnings (loss) per share
Basic and Diluted	$(0.07)	$(0.02)	$(0.13)	$(0.05)

Weighted average shares outstanding
Basic and Diluted	497,792,525	438,269,237	497,577,331	418,089,587

	Year Ended
	December	December
	31, 2021	31, 2020
(Amounts in thousands, except per share and share data)

Total revenue	$117,617	$114,588

Net loss attributable to IDEX common shareholders	(257,281)	(94,097)

Earnings (loss) per share
Basic and Diluted	$(0.57)	$(0.40)

Weighted average shares outstanding
Basic and Diluted	447,829,204	232,707,448

The following table summarizes supplemental information on an unaudited pro forma basis, as if the acquisition had been consummated as of January 1, 2019 (in thousands):

December 31, 2019
Revenue	$44,675
Net loss attributable to IDEX common shareholders	$(99,417)